Annual Total Returns - Fidelity Series International Index Fund [BarChart] - 10.31 Fidelity Series International Index Fund PRO-05 - Fidelity Series International Index Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series International Index Fund
Bar Chart Table:
Annual Return 2019	21.65%
Annual Return 2020	8.10%